DISCONTINUED OPERATIONS (Details) € in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Dec. 07, 2016 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 USD ($)
Current assets from discontinued operations					$ 281
Non current assets from discontinued operations					25
Current liabilities from discontinued operations					41
Non controlling interest in subsidiaries					$ 123
Loss from discontinued operations		(134)	$ (48)
Easyserve Ltd [Member]
Percentage of acquistion of outstanding shares	51.00%
Consideration		349
Contingent consideration		116
Amount the seller will pay back		175
Easyserve Ltd [Member] | Maximum [Member]
Purchase price out of net profits		$ 349
Easyserve Ltd [Member] | Euro Member Countries, Euro [Member]
Consideration | €	€ 300
Contingent consideration | €	100
Amount the seller will pay back | €				€ 150
Easyserve Ltd [Member] | Euro Member Countries, Euro [Member] | Maximum [Member]
Purchase price out of net profits | €	€ 300
Easyserve Ltd [Member] | Third Party [Member]
Percentage of acquistion of outstanding shares	49.00%